Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Bilibili Inc.
Entity Central Index Key	0001723690
Current Fiscal Year End Date	--12-31